The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated February 4, 2009 to the Class A Prospectus Dated December 31, 2008

of the Saratoga Advantage Trust (the “Prospectus”)

The following risk disclosure is hereby added to the "Principal Risks" section of the Prospectus located on page 2 with respect to the U.S. Government Money Market Portfolio (the “Portfolio”):

The Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio itself. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.  These investments are subject to the Portfolio’s 10% limitation for illiquid securities that is set forth in the Saratoga Advantage Trust’s Statement of Additional Information dated December 31, 2008.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated February 4, 2009 to the Class B Prospectus Dated December 31, 2008

of the Saratoga Advantage Trust (the “Prospectus”)

The following risk disclosure is hereby added to the "Principal Risks" section of the Prospectus located on page 2 with respect to the U.S. Government Money Market Portfolio (the “Portfolio”):

The Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio itself. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.  These investments are subject to the Portfolio’s 10% limitation for illiquid securities that is set forth in the Saratoga Advantage Trust’s Statement of Additional Information dated December 31, 2008.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated February 4, 2009 to the Class C Prospectus Dated December 31, 2008

of the Saratoga Advantage Trust (the “Prospectus”)

The following risk disclosure is hereby added to the "Principal Risks" section of the Prospectus located on page 2 with respect to the U.S. Government Money Market Portfolio (the “Portfolio”):

The Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio itself. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.  These investments are subject to the Portfolio’s 10% limitation for illiquid securities that is set forth in the Saratoga Advantage Trust’s Statement of Additional Information dated December 31, 2008.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated February 4, 2009 to the Class I Prospectus Dated December 31, 2008

of the Saratoga Advantage Trust (the “Prospectus”)

The following risk disclosure is hereby added to the "Principal Risks" section of the Prospectus located on page 2 with respect to the U.S. Government Money Market Portfolio (the “Portfolio”):

The Portfolio may invest in senior unsecured debt of banks, thrifts, and certain holding companies that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program. Although these investments are guaranteed under the FDIC's Temporary Liquidity Guarantee Program and are backed by the full faith and credit of the United States, such guarantee does not extend to shares of the Portfolio itself. The Portfolio’s investments in debt issued by private issuers that is guaranteed under the FDIC's Temporary Liquidity Guarantee Program are subject to certain risks, including, the risk that a trustee appointed by the private issuer of the debt fails to follow the specified FDIC claims process, and therefore the holders of such debt, including the Portfolio, may be deprived of all rights and remedies with respect to the FDIC guarantee claim. In addition, the Portfolio is subject to the risk that the payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt. These risks could adversely affect the value of these securities.  These investments are subject to the Portfolio’s 10% limitation for illiquid securities that is set forth in the Saratoga Advantage Trust’s Statement of Additional Information dated December 31, 2008.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.